John Hancock
Tax-Free Bond Fund
Quarterly portfolio holdings 2/28/2021

Fund’s investments
As of 2-28-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.6%				$478,852,768
(Cost $442,646,276)
Alaska 0.8%				3,947,293
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-34	2,165,000	2,572,020
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-35	1,160,000	1,375,273
Arizona 1.5%				7,254,793
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,192,310
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,276,320
Glendale Industrial Development Authority Senior Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	3,266,340
Maricopa County Industrial Development Authority Hospital Revenue Honorhealth, Series A	4.000	09-01-37	515,000	610,327
Maricopa County Industrial Development Authority Hospital Revenue Honorhealth, Series A	5.000	09-01-36	700,000	909,496
California 9.3%				45,414,967
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,182,500
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,057,270
California Municipal Finance Authority LINXS APM Project, AMT	5.000	12-31-43	2,000,000	2,359,400
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,788,255
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	2,231,440
California State Public Works Board Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,145,620
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	2,108,263
County of Sacramento Airport System Revenue	4.000	07-01-39	1,900,000	2,198,756
County of San Bernardino Medical Center Financing Project	5.500	08-01-22	2,500,000	2,615,800
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,155,590
Foothill-Eastern Transportation Corridor Agency Toll Road Revenue, Series A	4.000	01-15-46	2,045,000	2,325,042
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	3,000,000	3,103,050
Metropolitan Water District of Southern California Series A	5.000	10-01-49	500,000	635,935
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,000,000	1,579,260
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,844,000
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	2,000,000	2,109,860
San Diego Unified School District Series I, GO (B)	3.594	07-01-39	1,250,000	648,150
San Francisco City & County Public Utilities Commission Power Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,726,095
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	5,001,930
State of California, GO	5.000	02-01-38	5,375,000	5,598,751
2	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado 3.8%				$18,787,462
City & County of Denver Series A	4.000	08-01-46	3,000,000	3,293,430
Colorado Health Facilities Authority Series A	5.250	05-15-37	500,000	576,670
Colorado Health Facilities Authority Series A	5.250	05-15-47	1,125,000	1,297,508
Denver Convention Center Hotel Authority Senior	5.000	12-01-40	2,500,000	2,816,625
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	4,265,000	4,814,759
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	4,365,620
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	6.843	12-01-37	5,000,000	1,622,850
Connecticut 1.0%				4,754,458
State of Connecticut Series C, GO	4.000	06-01-24	250,000	277,995
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,500,000	1,719,270
State of Connecticut Special Tax Revenue Revenue Transportation and Infrastructure Purpose	4.000	05-01-36	250,000	290,293
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,235,230
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,231,670
Delaware 0.6%				2,748,778
Delaware State Economic Development Authority Acts Retirement Communities, Obligated Group, Series B	5.000	11-15-48	1,250,000	1,433,863
Delaware Transportation Authority Transportation System	3.000	07-01-35	1,225,000	1,314,915
District of Columbia 3.4%				16,456,027
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,936,218
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	2,410,000	2,670,907
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	2.122	10-01-33	6,565,000	5,020,452
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	2.270	10-01-35	6,470,000	4,641,125
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (A)	6.500	10-01-41	1,750,000	2,187,325
Florida 4.1%				20,194,750
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,244,240
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	1,114,090
City of Atlantic Beach Fleet Landing Project, Series B-2	3.000	11-15-23	1,250,000	1,250,425
Hillsborough County Aviation Authority PFC Subordinated Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,341,460
Miami Beach Redevelopment Agency City Center, Series A (A)	5.000	02-01-44	2,500,000	2,783,725
Miami-Dade County Health Facilities Authority Nicklaus Children's Hospital	5.000	08-01-47	1,500,000	1,754,670
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	4,500,000	4,865,445
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	1,715,000	2,024,386
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Polk County Industrial Development Authority Mineral Development LLC, AMT (C)	5.875	01-01-33	1,250,000	$1,317,388
Village Community Development District No. 6 Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000	05-01-37	460,000	498,921
Georgia 3.5%				17,083,988
City of Atlanta Department of Aviation Airport Revenue Refunding, Series A	5.000	07-01-26	500,000	612,130
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (C)	4.000	01-01-38	1,000,000	1,096,920
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,000,000	3,206,610
Main Street Natural Gas, Inc. Series A	5.000	05-15-38	1,435,000	1,962,836
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	1,000,000	1,184,440
Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,373,560
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-29	3,000,000	3,720,240
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-39	2,445,000	2,927,252
Guam 0.2%				1,098,160
Antonio B. Won Pat International Airport Authority Series C, AMT (A)	6.125	10-01-43	1,000,000	1,098,160
Hawaii 0.1%				614,695
State of Hawaii Harbor System Revenue Series A, AMT	5.000	07-01-27	500,000	614,695
Illinois 11.2%				54,904,817
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,621,046
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	4,173,925
Chicago Board of Education Dedicated Revenues, Series A, GO	5.000	12-01-32	1,000,000	1,209,720
Chicago Board of Education Dedicated Revenues, Series A, GO	5.000	12-01-34	1,000,000	1,200,660
Chicago O'Hare International Airport Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,166,580
Chicago O'Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,762,440
Chicago O'Hare International Airport Series D	5.250	01-01-42	3,670,000	4,324,728
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,187,120
City of Chicago Series A, GO	5.000	01-01-33	540,000	552,760
City of Chicago Series A, GO	5.250	01-01-35	1,000,000	1,002,080
City of Chicago Series C, GO	5.000	01-01-22	1,555,000	1,606,953
City of Chicago Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,433,560
City of Chicago Waterworks Revenue	3.150	11-01-24	500,000	530,000
Illinois Finance Authority 2020-Advocate Health Care Network	4.000	06-01-47	1,065,000	1,085,373
Illinois Finance Authority 2020-Advocate Health Care Network, Prerefunded	4.000	06-01-47	40,000	41,872
4	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Illinois Finance Authority Advocate Health Care Network, Prerefunded	4.000	06-01-47	1,895,000	$1,983,667
Illinois State Toll Highway Authority Highway Revenue Tolls, Series A	5.000	01-01-45	2,000,000	2,480,480
Illinois State Toll Highway Authority Series A	4.000	01-01-39	2,000,000	2,292,920
Lake County Community Consolidated School District No. 24 Capital Appreciation Bonds, Series 2004, GO (A)(B)	0.849	01-01-22	2,440,000	2,422,481
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	849,675
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	1,089,819
Sales Tax Securitization Corp. Series A	5.000	01-01-36	1,000,000	1,234,970
Sales Tax Securitization Corp. Series A	5.000	01-01-48	4,000,000	4,647,880
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	2,088,398
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,297,740
State of Illinois Series B, GO	4.000	11-01-35	2,000,000	2,171,020
State of Illinois, GO (A)	4.000	02-01-31	1,000,000	1,108,390
State of Illinois, GO	5.000	05-01-25	2,000,000	2,201,120
State of Illinois, GO (A)	5.500	07-01-38	1,000,000	1,071,170
State of Illinois, GO	5.500	07-01-38	1,000,000	1,066,270
Iowa 0.2%				1,014,120
Iowa Tobacco Settlement Authority Asset Backed, Series C	5.375	06-01-38	1,000,000	1,014,120
Kentucky 1.1%				5,618,901
County of Trimble Louisville Gas and Electric Company, AMT	1.300	09-01-44	2,500,000	2,462,125
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	500,000	537,690
Kentucky Public Energy Authority Series C	4.000	08-01-24	635,000	705,580
Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	680,682
Kentucky Turnpike Authority Revitalization Projects, Series A	5.000	07-01-21	1,215,000	1,232,824
Louisiana 1.7%				8,166,487
City of Shreveport Water & Sewer Revenue Water and Sewer Revenue and Refunding Bonds	5.000	12-01-40	1,000,000	1,153,740
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,907,450
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (A)	5.000	10-01-48	1,000,000	1,155,790
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	570,815
St. Charles Parish Valero Energy Corp.	4.000	12-01-40	1,200,000	1,251,852
St. James Parish Nustar Logistics LP Project (C)	5.850	08-01-41	1,000,000	1,126,840
Maryland 1.2%				5,823,940
Howard County Series A, GO	4.000	08-15-39	1,000,000	1,196,580
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-48	1,000,000	$1,126,250
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-1	5.000	07-01-45	1,000,000	1,157,570
University System of Maryland Auxiliary Facility & Tuition Revenue, Series A	4.000	04-01-47	2,000,000	2,343,540
Massachusetts 6.3%				30,993,741
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated	5.000	06-01-47	3,180,000	3,935,091
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	1,050,000	1,183,896
Massachusetts Development Finance Agency Dana-Farber Cancer Institute, Series N	5.000	12-01-46	3,000,000	3,506,520
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,806,400
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (C)	5.000	10-01-47	2,060,000	2,253,393
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	870,000	1,062,688
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,699,740
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-45	1,745,000	2,066,551
Massachusetts Educational Financing Authority Education Issue K Senior, Series A, AMT	3.625	07-01-32	125,000	128,445
Massachusetts Educational Financing Authority Education Issue L Senior, Series B, AMT	5.000	07-01-24	350,000	399,102
Massachusetts Educational Financing Authority Education Loan Revenue, Issue I, AMT	5.000	01-01-25	2,000,000	2,308,580
Massachusetts Housing Finance Agency Series 162	3.450	12-01-37	1,505,000	1,525,889
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,212,680
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,189,990
Massachusetts School Building Authority Series B	5.000	11-15-36	1,820,000	2,192,481
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.250	07-01-36	3,475,000	3,522,295
Michigan 2.9%				14,038,180
City of Detroit, GO	5.000	04-01-24	300,000	331,623
City of Detroit, GO	5.000	04-01-26	660,000	762,947
Detroit City School District School Building and Site Improvement, Series A, GO (A)	5.250	05-01-32	1,280,000	1,700,211
Detroit Downtown Development Authority Catalyst Development Project, Series A (A)	5.000	07-01-43	1,000,000	1,127,230
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,783,480
Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	611,240
Michigan Finance Authority Henry Ford Health System, Series A	5.000	11-15-48	1,000,000	1,215,940
Michigan Finance Authority Local Government Loan Program (A)	5.000	07-01-36	250,000	283,390
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	1,500,000	1,559,325
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,662,794
6	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Minnesota 0.6%				$3,023,547
Minnesota Housing Finance Agency Series A, AMT	2.950	02-01-46	1,487,065	1,546,548
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,476,999
Mississippi 0.2%				1,205,700
State of Mississippi Series A	5.000	10-15-37	1,000,000	1,205,700
Nevada 0.2%				1,194,620
City of Henderson Series A1, GO	4.000	06-01-36	1,000,000	1,194,620
New Jersey 3.7%				18,313,330
Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,678,130
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	2,222,080
New Jersey Economic Development Authority Revenue Refunding Municipal Rehabilitation, Series A	5.250	04-01-28	1,600,000	1,990,800
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,146,080
New Jersey Economic Development Authority The Geothals Bridge Replacement P3 Project, AMT	5.375	01-01-43	1,500,000	1,651,680
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,541,897
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.250	06-15-43	1,000,000	1,185,360
New Jersey Transportation Trust Fund Authority Transportation System, Series C (A)(B)	2.144	12-15-31	750,000	594,563
State of New Jersey Covid-19 Emergency, Series A, GO	4.000	06-01-32	1,000,000	1,210,070
State of New Jersey Covid-19 Emergency, Series A, GO	5.000	06-01-26	1,000,000	1,205,920
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,500,000	2,886,750
New Mexico 0.9%				4,172,720
City of Farmington Public Service Company	1.100	06-01-40	1,000,000	1,006,400
New Mexico Educational Assistance Foundation Education Loan, Series A1, AMT	3.875	04-01-34	3,000,000	3,166,320
New York 12.0%				58,910,702
Chautauqua County Capital Resource Corp. NRG Energy Project	1.300	04-01-42	2,000,000	2,009,720
City of New York Series C, GO	4.000	08-01-36	1,500,000	1,745,985
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	1,118,290
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,685,000	1,691,706
Metropolitan Transportation Authority Green Bond, Series A-2	5.000	11-15-27	1,250,000	1,483,663
Metropolitan Transportation Authority Green Bond, Series C-1 (A)	4.000	11-15-46	2,300,000	2,587,408
Metropolitan Transportation Authority Green Bond, Series C-1	5.000	11-15-23	1,350,000	1,496,300
Metropolitan Transportation Authority New York Refunding, Series D	5.000	11-15-30	500,000	530,870
Metropolitan Transportation Authority Series D-1	5.000	11-15-39	2,250,000	2,484,608
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York City Industrial Development Agency Yankee Stadium Project Pilot (A)	5.000	03-01-28	350,000	$434,098
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	5.000	11-01-29	1,000,000	1,304,200
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	350,000	401,002
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	282,243
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	379,023
New York City Transitional Finance Authority Series A-3	4.000	05-01-41	3,000,000	3,377,550
New York City Water & Sewer System Series FF	5.000	06-15-41	3,025,000	3,788,692
New York Liberty Development Corp. 1 World Trade Center Project	5.000	12-15-41	5,000,000	5,160,550
New York Liberty Development Corp. 4 World Trade Center Project	5.000	11-15-31	5,000,000	5,147,900
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,037,320
New York Liberty Development Corp. World Trade Center, Class 2-3 (C)	5.150	11-15-34	2,500,000	2,776,800
New York Power Authority Series A	4.000	11-15-45	500,000	577,380
New York State Dormitory Authority Orange Regional Medical Center (C)	5.000	12-01-40	1,000,000	1,109,840
New York State Dormitory Authority Personal Income Tax Revenue, Series A	4.000	03-15-37	1,000,000	1,164,880
New York State Environmental Facilities Corp. Series A	4.000	06-15-46	1,225,000	1,365,018
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	2,000,000	2,198,400
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,780,725
New York Transportation Development Corp. Special Facility Revenue, AMT	4.000	12-01-42	600,000	661,866
New York Transportation Development Corp. Special Facility Revenue, AMT	5.000	12-01-24	1,000,000	1,138,310
New York Transportation Development Corp. Special Facility Revenue, AMT	5.000	12-01-25	1,000,000	1,166,770
Niagara Area Development Corp. Covanta Project, Series A, AMT (C)	4.750	11-01-42	1,500,000	1,569,645
Port Authority of New York & New Jersey Consolidated Bonds, Series 198	5.250	11-15-56	3,000,000	3,587,010
Port Authority of New York & New Jersey Consolidated Bonds, Series 222	4.000	07-15-38	1,000,000	1,162,860
Triborough Bridge & Tunnel Authority Series A	4.000	11-15-54	500,000	563,330
Triborough Bridge & Tunnel Authority Series A	5.000	11-15-49	500,000	626,740
Ohio 3.0%				14,777,498
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	2,000,000	2,234,000
County of Hamilton Refunding and Improvement Life Enriching Community	5.000	01-01-46	1,000,000	1,076,220
County of Hamilton TriHealth Incorporate Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,716,280
Lancaster Port Authority Series A	5.000	08-01-49	1,000,000	1,158,300
8	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Ohio Air Quality Development Authority American Electric Power Company	1.900	05-01-26	2,000,000	$2,074,940
Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	1,558,695
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (C)	4.250	01-15-38	1,000,000	1,104,490
State of Ohio Portsmouth Bypass Project, AMT (A)	5.000	12-31-35	750,000	854,573
Oklahoma 1.5%				7,207,819
Oklahoma Development Finance Authority Gilcrease Expressway West Project-P3, AMT	1.625	07-06-23	2,500,000	2,503,650
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-43	2,150,000	2,507,309
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-37	1,000,000	1,105,100
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-45	1,000,000	1,091,760
Oregon 0.8%				4,074,855
Port of Portland Airport Revenue Portland International Airport, AMT	5.000	07-01-49	1,000,000	1,186,680
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	2,500,000	2,888,175
Pennsylvania 2.3%				11,179,337
Allegheny County Sanitary Authority Series A	5.000	06-01-26	500,000	607,820
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,228,680
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,260,000	1,356,730
Pennsylvania Economic Development Financing Authority Pollution Control Revenue & Electric Utility Corporation	0.400	10-01-23	1,000,000	997,730
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series A	5.000	12-01-44	1,000,000	1,215,720
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,844,932
Philadelphia Gas Works Company 1998 General Ordinance Fifteenth	5.000	08-01-47	2,500,000	2,927,725
Puerto Rico 2.8%				13,897,718
Puerto Rico Public Buildings Authority Revenue Government Facilities, Series S (D)	6.000	07-01-41	2,500,000	2,431,250
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	2.567	07-01-31	2,843,000	2,179,558
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	4.712	07-01-46	985,000	301,597
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	1,324,000	1,441,743
Puerto Rico Sales Tax Financing Corp. Series A-1	4.500	07-01-34	2,000,000	2,177,820
Puerto Rico Sales Tax Financing Corp. Series A-2	4.329	07-01-40	3,000,000	3,219,450
Puerto Rico Sales Tax Financing Corp. Series A-2	4.329	07-01-40	2,000,000	2,146,300
Rhode Island 0.5%				2,500,937
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,500,937
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Tennessee 1.2%				$5,826,181
Memphis-Shelby County Airport Authority Series B, AMT	5.000	07-01-25	1,000,000	1,165,480
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	2,050,000	2,364,081
Tennergy Corp. Series A	5.000	02-01-50	2,000,000	2,296,620
Texas 9.5%				46,796,714
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	567,765
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	563,455
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,217,180
City of Austin Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	5,371,900
City of Dallas Waterworks & Sewer System Revenue Series C	4.000	10-01-49	1,000,000	1,184,410
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series C, AMT	5.000	07-15-28	4,400,000	5,187,688
City of Houston Airport System Revenue United Airlines, Inc., AMT	4.750	07-01-24	2,000,000	2,095,460
City of San Antonio Electric & Gas Systems Revenue	5.000	02-01-48	5,000,000	5,452,150
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,594,000
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,488,400
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	600,000	600,702
Harris County Cultural Education Facilities Finance Corp. First Mortgage, Brazos Presbyterian Homes, Inc. Project	5.000	01-01-48	1,000,000	1,078,680
Harris County Cultural Education Facilities Finance Corp. Revenue Medical Center, Series A	0.900	05-15-50	750,000	750,593
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,182,910
Matagorda County Navigation District No. 1 Center Power and Light Company, AMT	0.900	05-01-30	500,000	499,720
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,800,000	1,909,782
North Texas Tollway Authority Revenue Refunding System, Series A	4.000	01-01-44	2,525,000	2,844,665
Spring Independent School District School Building, GO	5.000	08-15-42	1,500,000	1,799,910
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-29	500,000	638,565
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-32	300,000	396,759
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	2,000,000	2,372,020
Utah 1.6%				7,724,531
County of Utah IHC Health Services, Inc., Series A	4.000	05-15-43	1,000,000	1,166,530
County of Utah IHC Health Services, Inc., Series B	5.000	05-15-60	600,000	732,648
Salt Lake City Corp. Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	2,331,560
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-29	600,000	710,532
10	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utah (continued)
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-31	460,000	$544,681
Utah Transit Authority Sales Tax Revenue	4.000	12-15-31	2,000,000	2,238,580
Virgin Islands 0.1%				501,155
Virgin Islands Public Finance Authority Series A-1	5.000	10-01-39	500,000	501,155
Virginia 1.0%				4,791,925
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,900,005
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	1,163,320
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-52	1,500,000	1,728,600
Washington 0.9%				4,655,350
Energy Northwest Columbia Generating Station	4.000	07-01-39	1,000,000	1,184,170
Energy Northwest Columbia Generating Station	5.000	07-01-39	1,000,000	1,289,340
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	2,000,000	2,181,840
West Virginia 0.2%				1,052,760
West Virginia Economic Development Authority Appalachian Power Company Amos Project, Series A	2.550	03-01-40	1,000,000	1,052,760
Wisconsin 1.7%				8,129,812
Milwaukee Metropolitan Sewerage District Green Bond, Series A, GO	3.000	10-01-35	1,500,000	1,634,835
Public Finance Authority Mary's Woods at Marylhurst (C)	5.250	05-15-47	1,015,000	1,081,168
Public Finance Authority Rose Villa Project, Series A (C)	5.000	11-15-24	700,000	726,187
Public Finance Authority Rose Villa Project, Series A (C)	5.750	11-15-44	1,000,000	1,069,910
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	3,276,060
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital Incorporate, Series A	5.000	07-01-49	300,000	341,652

	Yield (%)	Shares	Value
Short-term investments 1.1%			$5,082,146
(Cost $5,082,527)
Short-term funds 1.1%
John Hancock Collateral Trust (E)	0.1222(F)	507,930	5,082,146
Total investments (Cost $447,728,803) 98.7%			$483,934,914
Other assets and liabilities, net 1.3%			6,589,602
Total net assets 100.0%			$490,524,516

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	11

(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Non-income producing - Issuer is in default.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 2-28-21.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	4.5
Assured Guaranty Corp.	2.4
National Public Finance Guarantee Corp.	1.8
Ambac Financial Group, Inc.	0.5
California Mortgage Insurance	0.4
Build America Mutual Assurance Company	0.1
TOTAL	9.7
The fund had the following sector composition as a percentage of net assets on 2-28-21:
General obligation bonds	9.1%
Revenue bonds	88.5%
Other revenue	16.9%
Health care	16.3%
Transportation	15.1%
Development	10.8%
Airport	7.6%
Utilities	6.4%
Education	4.9%
Water and sewer	3.7%
Tobacco	3.1%
Facilities	2.1%
Housing	1.0%
Pollution	0.6%
Short-term investments and other	2.4%
TOTAL	100.0%
12	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	450	Short	Jun 2021	$(60,411,682)	$(59,723,438)	$688,244
						$688,244
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	13

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$478,852,768	—	$478,852,768	—
Short-term investments	5,082,146	$5,082,146	—	—
Total investments in securities	$483,934,914	$5,082,146	$478,852,768	—
Derivatives:
Assets
Futures	$688,244	$688,244	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	507,930	$2,895,029	$61,968,932	$(59,777,448)	$(2,541)	$(1,826)	$9,362	—	$5,082,146
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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